Equity	12 Months Ended
Dec. 31, 2025
Equity
Equity

24.Equity

24.1	Subscribed and paid–in capital

Ecopetrol S.A.’s authorized capital amounts to $36,540, and is comprised of 60,000,000,000 ordinary shares, of which 41,116,694,690 are outstanding and 18,883,305,310 are treasury shares. Of all outstanding shares, 11.51% (4,731,906,273 shares) are held privately and 88.49% (36,384,788,417 shares) held by the Colombian Government. The treasury shares amounts to $11,500 comprised of 18,883,305,310 shares. As of December 31, 2025 and 2024, subscribed and paid in capital amounts to COP$25,040 and there were no potentially dilutive financial instruments outstanding during the fiscal years ended December 31, 2025, 2024 and 2023.

24.2Additional paid–in capital

As of December 31, 2025 and 2024, additional paid in capital mainly corresponds to: (i) share premium from the Ecopetrol Group’s capitalization in 2007, for $4,458, (ii) share premium from the sale of shares awarded in the second capitalization, which took place in September 2011, of $2,118, iii) a $32 share premium from the placement of shares on the secondary market, arising from the calling of guarantees from debtors in arrears, according to the provisions of Article 397 of the Code of Commerce, and (iv) additional paid in capital receivables for ($143) Colombian pesos.

24.3Equity reserves

The following is the composition of the Ecopetrol Group’s reserves as of December 31, 2025, and 2024:

	2025	2024
Legal reserve	13,148	11,654
Fiscal and statutory reserves	509	509
Other reserves(1)	16,635	11,993
	30,292	24,156

(1)The increase in other reserves is due to the General Shareholders’ Meeting of Ecopetrol S.A., held on March 28, 2025, approved the project for the distribution of profits for 2024 and defined to establish a discretionary reserve of $16,635 in order to provide support for financial sustainability and flexibility in the development of the Company’s strategy.

The movement of equity reserves is the following for the years ended December 31, 2025, and 2024:

	2025	2024
Opening balance	24,156	17,923
Release of reserves	(12,502)	(8,175)
Allocation to reserves	18,638	14,408
Closing balance	30,292	24,156

24.4Retained results and dividends

The Ecopetrol Group distributes dividends based on its financial statements prepared under International Financial Reporting Standards accepted in Colombia (NCIF, as its acronym in Spanish).

The shareholders, in an Ordinary General Meeting of Shareholders held on March 28, 2025, approved the distribution of profits for the 2024 fiscal year and payment of ordinary dividends of $8,799 (2024: $12,829). The dividend paid on the shares corresponds to $214 COP (2024: $312 COP).

The shareholders approved the payment of dividends to minority shareholders in two equal installments on April 4 and April 29, 2025. On the other hand, the shareholders approved the payment of dividends to the majority shareholder in three installments, which were made on the following dates: i) April 4, 2025 for $2,200, ii) April 29, 2025 for $2,300 and iii) June 27, 2025 for $3,286.

Dividends were paid as follows:

	2025	2024	2023
Ecopetrol S.A.	8,784	12,804	2,747
Interconexión Eléctrica S.A. ESP	1,614	1,426	1,507
Oleoducto Central S.A. - Ocensa	833	852	809
Oleoducto de los Llanos Orientales S.A. - ODL	237	213	254
Invercolsa S.A.	182	201	171
Oleoducto de Colombia S.A. - ODC	67	69	83
Total	11,717	15,565	5,571

24.5Accumulated other comprehensive income attributable to owners of parent

The following is the composition of the accumulated other comprehensive income attributable to the shareholders of the parent, Ecopetrol S.A., net of tax:

	2025	2024	2023
Accumulated foreign currency translation	13,301	22,662	15,055
Hedge of a net investment in a foreign operation	(2,752)	(6,396)	(3,165)
Accumulated actuarial gain on defined benefit plans	(348)	(2,691)	(3,942)
Cash flow hedges for future exports	1,248	(1,578)	602
Cash flow hedge with derivative instruments	152	57	124
Others	151	(142)	—
	11,752	11,912	8,674

24.6Earnings per share

	2025		2024		2023
Profit attributable to Ecopetrol’s ordinary shareholders		10,488		13,841		21,061
Weighted average number of outstanding ordinary shares		41,116,694,690		41,116,694,690		41,116,694,690
Basic and diluted ordinary shares earnings per share (Colombian pesos)	COP $	255.1	COP $	336.6	COP $	512.2